Revenue - Disclosure Of Disaggregation Of Revenue From Contracts With Customers (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 3,253,843	S/ 3,333,154	S/ 2,961,725
PERU
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,911,608	1,748,483	1,553,430
PERU | Oncosalud Peru [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,125,381	1,030,432	895,507
PERU | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	786,227	718,051	657,923
COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,434,924	1,443,032	1,192,089
COLOMBIA | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,434,924	1,443,032	1,192,089
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,038,766	1,194,597	1,130,388
MEXICO | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 1,038,766	S/ 1,194,597	S/ 1,130,388